Loss per Share and Series A, B & C Warrants (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator
Net loss - basic and diluted	$ (52,949)	$ (12,688)	$ (48,705)
Basic earnings per share denominator:
Weighted average common shares outstanding	1,573	11	2
Diluted earnings per share denominator:
Weighted average common shares outstanding	1,573	11	2
Dilutive effect
Weighted average common shares - diluted	1,573	11	2
Basic loss per common share	$ (33,661.16)	$ (1,153,454.54)	$ (24,352,500)
Diluted loss per common share	$ (33,661.16)	$ (1,153,454.54)	$ (24,352,500)
Options [Member]
Diluted earnings per share denominator:
Dilutive effect
Warrants [Member]
Diluted earnings per share denominator:
Dilutive effect
Restricted shares [Member]
Diluted earnings per share denominator:
Dilutive effect